UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F


                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bowman Technology, L.P.
Address:  1875 South Grant Street, Suite 600
          San Mateo, California 94402

13F File Number: 028-10599

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mei C. Chang
Title:    Controller
Phone:    650-287-2200

Signature, Place, and Date of Signing:

          Mei C. Chang   San Mateo, California     August 13, 2004

Report Type (Check only One.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

                         Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:    100,493
                                        (thousands)

List of Other Included Managers:                 0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


				Bowman Technology, L.P.
			      FORM 13F INFORMATION TABLE
				      06/30/2004

												       Voting Authority
			   				VALUE    Shares/ Sh/  Put/  Invstmt  Other   --------------------
Name of Issuer		     Title of class  CUSIP     (x$1000)  PrnAmt  Prn  Call  Dscretn Managers  Sole   Shared  None
--------------		     --------------  -----     --------  ------- ---  ---- -------  -------- ------  ------  ----
ACCENTURE LTD-CL A	     Com	     G1150G111 	 4,809 	 175,000 SH 	    Sole 	      175,000
ADVANCED MICRO DEVICES	     Put	     007903957	 5,565 	 350,000 SH   Put   Sole 	      350,000
ADVANCED MICRO DEVICES	     Put	     007903957	 5,963 	 375,000 SH   Put   Sole 	      375,000
ADVANCED MICRO DEVICES	     Put	     007903957	 3,975 	 250,000 SH   Put   Sole 	      250,000
ANALOG DEVICES		     Put	     032654955	 2,119 	  45,000 SH   Put   Sole 	       45,000
ANDREW CORP		     Com	     034425108	 9,205 	 460,000 SH 	    Sole 	      460,000
CELESTICA INC		     Com	     15101Q108	 8,279 	 415,000 SH 	    Sole 	      415,000
CISCO SYSTEMS INC	     Call	     17275R902	14,220 	 600,000 SH   Call  Sole 		    0
GENESIS MICROCHIP INC	     Com	     371933102	 1,515 	 110,000 SH 	    Sole 	      110,000
HUTCHINSON TECH		     Com	     448407106	 4,426 	 180,000 SH 	    Sole 	      180,000
INFOSYS TECHNOLOGIES-SP ADR  Sponsored ADR   456788108	 1,864 	  20,000 SH 	    Sole 	       20,000
MOTOROLA INC		     Call	     620076909	 7,300 	 400,000 SH   Call  Sole 		    0
NETFLIX INC		     Com	     64110L106	 3,600 	 100,000 SH 	    Sole 	      100,000
NETGEAR INC		     Com	     64111Q104	 2,688 	 250,000 SH 	    Sole 	      250,000
PEOPLESOFT INC		     Put	     712713956	 1,850 	 100,000 SH   Put   Sole 	      100,000
ROGERS CORP		     Com	     775133101	   580 	   8,300 SH 	    Sole 		8,300
SONICWALL INC		     Com	     835470105	 1,935 	 225,000 SH 	    Sole 	      225,000
SYMANTEC CORP		     Com	     871503108	 1,664 	  38,000 SH 	    Sole 	       38,000
SYMANTEC CORP		     Call	     871503908	 4,378 	 100,000 SH   Call  Sole 		    0
TIBCO SOFTWARE INC	     Com	     88632Q103	   490 	  58,000 SH 	    Sole 	       58,000
TIMKEN CO		     Com	     887389104	 7,815 	 295,000 SH	    Sole 	      295,000
VERITAS SOFTWARE CORP	     Com	     923436109	 6,253 	 225,000 SH 	    Sole 	      225,000


Value Total			                       100,493